13. Bank Loan Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Federal Home Loan Banks [Abstract]
13. Bank Loan Payable

10. Bank Loan Payable

In September 2016, the Company obtained a loan of €500,000 (approximately $545,000) from Intesa Sanpaolo Bank in Italy, which loan is secured by the Company's assets. The loan had an underlying interest rate of 4.5% above the Euro Inter Bank Offered Rate, subject to quarterly review and was amortized over 57 months initially expected to end on March 31, 2021. Monthly repayments of €9,760 began in January 2017.

In terms of a directive by the Italian Government, in order to provide financial relief due to the COVID-19 pandemic, Multigioco remained able to suspend repayments of the loan for a period of six months and the maturity date of the loan was extended to March 31, 2022, the interest rate remained the same at 4.5% above the Euro Inter Bank Offered Rate with monthly repayments revised to $9,971. The Company made payments of €29,913 (approximately $34,159) which included principal of €29,059 (approximately $33,184) and interest of €854 approximately $975) for the three months ended March 31, 2022, thereby extinguishing the loan.

Included in bank loans is a Small Business Administration Disaster Relief loan (“SBA Loan”) assumed on the acquisition of USB with a principal outstanding of $150,000. The SBA Loan bears interest at 3.75% per annum and is repayable in monthly installments of $731 which began in June 2021, and matures in May 2050. The SBA Loan is collateralized by all of USB’s tangible and intangible assets.

Since acquisition of USB, the Company has repaid principal of $1,389 and has total accrued and unpaid interest of $5,409 on this loan as of June 30, 2022.

The maturity of bank loans payable as of June 30, 2022 is as follows:

Amount
Within 1 year	$3,093
1 to 2 years	3,211
2 to 3 years	3,333
3 to 4 years	3,461
5 years and thereafter	139,754
Total	$152,852
Disclosed as:
Current portion	$3,093
Non-Current portion	149,759
$152,852

13. Bank Loan Payable

In September 2016, the Company obtained a loan of €500,000 (approximately $545,000) from Intesa Sanpaolo Bank in Italy, which loan is secured by the Company's assets. The loan has an underlying interest rate of 4.5% above the Euro Inter Bank Offered Rate, subject to quarterly review and is amortized over 57 months ending March 31, 2021. Monthly repayments of €9,760 began in January 2017.

In terms of a directive by the Italian Government, in order to provide financial relief due to the Covid-10 pandemic, Multigioco was able to suspend repayments of the loan for a period of six months and the maturity date of the loan was extended to March 31, 2022, the interest rate remains the same at 4.5% above the Euro Inter Bank Offered Rate with monthly repayments revised to $9,971.

The Company made payments of €119,641 (approximately $141,578) which included principal of €113,029 (approximately $133,754) and interest of €6,612 approximately $7,824) for the year ended December 31, 2021.

Included in bank loans is a Small Business Administration Disaster Relief loan (“SBA Loan”) assumed on the acquisition of USB with a principal outstanding of $150,000. The SBA Loan bears interest at 3.75% per annum and is repayable in monthly installments of $731 which began in June 2021, and matures in May 2050. The SBA Loan is collateralized by all of USB’s tangible and intangible assets.

Since acquisition of USB, The Company has repaid capital of $1,168 and has total accrued and unpaid interest of $5,524 on this loan as of December 31, 2021.

The maturity of bank loans payable as of December 31, 2021 is as follows:

Amount
2022	$36,094
2023	3,151
2024	3,272
2025	3,396
2026 and thereafter	141,502
Total finance lease liability	$187,415
Disclosed as:
Current portion	$36,094
Non-Current portion	151,321
$187,415

10. Bank Loan Payable

10. Bank Loan Payable

In September 2016, the Company obtained a loan of €500,000 (approximately $545,000) from Intesa Sanpaolo Bank in Italy, which loan is secured by the Company's assets. The loan had an underlying interest rate of 4.5% above the Euro Inter Bank Offered Rate, subject to quarterly review and was amortized over 57 months initially expected to end on March 31, 2021. Monthly repayments of €9,760 began in January 2017.

In terms of a directive by the Italian Government, in order to provide financial relief due to the COVID-19 pandemic, Multigioco remained able to suspend repayments of the loan for a period of six months and the maturity date of the loan was extended to March 31, 2022, the interest rate remained the same at 4.5% above the Euro Inter Bank Offered Rate with monthly repayments revised to $9,971. The Company made payments of €29,913 (approximately $34,159) which included principal of €29,059 (approximately $33,184) and interest of €854 approximately $975) for the three months ended March 31, 2022, thereby extinguishing the loan.

Included in bank loans is a Small Business Administration Disaster Relief loan (“SBA Loan”) assumed on the acquisition of USB with a principal outstanding of $150,000. The SBA Loan bears interest at 3.75% per annum and is repayable in monthly installments of $731 which began in June 2021, and matures in May 2050. The SBA Loan is collateralized by all of USB’s tangible and intangible assets.

Since acquisition of USB, the Company has repaid principal of $1,389 and has total accrued and unpaid interest of $5,409 on this loan as of June 30, 2022.

The maturity of bank loans payable as of June 30, 2022 is as follows:

Amount
Within 1 year	$3,093
1 to 2 years	3,211
2 to 3 years	3,333
3 to 4 years	3,461
5 years and thereafter	139,754
Total	$152,852
Disclosed as:
Current portion	$3,093
Non-Current portion	149,759
$152,852

13. Bank Loan Payable

In September 2016, the Company obtained a loan of €500,000 (approximately $545,000) from Intesa Sanpaolo Bank in Italy, which loan is secured by the Company's assets. The loan has an underlying interest rate of 4.5% above the Euro Inter Bank Offered Rate, subject to quarterly review and is amortized over 57 months ending March 31, 2021. Monthly repayments of €9,760 began in January 2017.

In terms of a directive by the Italian Government, in order to provide financial relief due to the Covid-10 pandemic, Multigioco was able to suspend repayments of the loan for a period of six months and the maturity date of the loan was extended to March 31, 2022, the interest rate remains the same at 4.5% above the Euro Inter Bank Offered Rate with monthly repayments revised to $9,971.

The Company made payments of €119,641 (approximately $141,578) which included principal of €113,029 (approximately $133,754) and interest of €6,612 approximately $7,824) for the year ended December 31, 2021.

Included in bank loans is a Small Business Administration Disaster Relief loan (“SBA Loan”) assumed on the acquisition of USB with a principal outstanding of $150,000. The SBA Loan bears interest at 3.75% per annum and is repayable in monthly installments of $731 which began in June 2021, and matures in May 2050. The SBA Loan is collateralized by all of USB’s tangible and intangible assets.

Since acquisition of USB, The Company has repaid capital of $1,168 and has total accrued and unpaid interest of $5,524 on this loan as of December 31, 2021.

The maturity of bank loans payable as of December 31, 2021 is as follows:

Amount
2022	$36,094
2023	3,151
2024	3,272
2025	3,396
2026 and thereafter	141,502
Total finance lease liability	$187,415
Disclosed as:
Current portion	$36,094
Non-Current portion	151,321
$187,415